Income Taxes - Schedule Components of Income Tax Expense (Benefit) (Detail) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Current taxes:
Total current tax expense				$ 1,686,000	$ 7,124,000
Deferred taxes:
Total deferred tax benefit				0	0
Income tax provision				1,686,000	7,124,000
Valuation on allowance				(115,500,000)	168,000,000
Income tax provision				1,686,000	7,124,000
United States [Member]
Current taxes:
Total current tax expense				1,365,000	6,327,000
Deferred taxes:
Total deferred tax benefit				0	0
Switzerland [Member]
Deferred taxes:
Total deferred tax benefit				0	0
Bermuda [Member]
Deferred taxes:
Total deferred tax benefit				0	0
Other [Member]
Current taxes:
Total current tax expense	[1]			321,000	797,000
Deferred taxes:
Total deferred tax benefit	[1]			$ 0	$ 0
Montes Archimedes Acquisition Corp.
Current taxes:
Federal			$ 16,709
State			0
Deferred taxes:
Federal			94,345
State			0
Income tax provision		$ 19,504	16,709
Valuation on allowance			(94,345)
Income tax provision		$ 19,504	$ 16,709

[1]	Primarily Greater China, United States state and local and United Kingdom activity